                                 AIM FUNDS GROUP

                                AIM BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                            AIM GLOBAL UTILITIES FUND
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                             AIM NEW TECHNOLOGY FUND
                             AIM SELECT GROWTH FUND
                            AIM SMALL CAP EQUITY FUND
                                 AIM VALUE FUND
                                AIM VALUE II FUND
                           AIM WORLDWIDE SPECTRUM FUND


                      Supplement dated July 6, 2001 to the
              Statement of Additional Information dated May 1, 2001
                           as supplemented May 4, 2001


In addition to contingent deferred sales charge ("CDSC") waivers for Class C shares listed on page 43 under the section, "PURCHASE, REDEMPTION AND PRICING OF SHARES -- CONTINGENT DEFERRED SALES CHARGES IMPOSED UPON REDEMPTION OF SHARES," effective July 13, 2001, the CDSC on redemptions of Class C shares of the funds will be waived in the following circumstances where such redemptions are in connection with employee terminations or withdrawals:


         o a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code.

         o a 457 plan, even if more than one beneficiary or participant is involved.


The following sentence replaces in its entirety the first sentence of the second paragraph appearing under the heading "MANAGEMENT OF THE TRUST -- MANAGEMENT INFORMATION" on page 22 of the Statement of Additional Information:

         "The members of the Audit Committee are Bruce L. Crockett, Owen Daly II, Albert R. Dowden (acting Chairman), Jack M. Fields, Lewis F. Pennock and Louis S. Sklar and Dr. Prema Mathai-Davis. "

The following sentence replaces in its entirety the first sentence of the third paragraph appearing under the heading "MANAGEMENT OF THE TRUST -- MANAGEMENT INFORMATION" on page 22 of the Statement of Additional Information:

         "The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Fields, Pennock and Sklar (Chairman) and Dr. Mathai-Davis."

The following sentence replaces in its entirety the first sentence of the fourth paragraph appearing under the heading "MANAGEMENT OF THE TRUST -- MANAGEMENT INFORMATION" on page 22 of the Statement of Additional Information:

         "The members of the Committee on Directors/Trustees are Messrs. Crockett (Chairman), Daly, Dowden, Fields, Pennock and Sklar and Dr. Mathai-Davis."